Schedule of Investments (unaudited) June 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)(b)	1,693,193	$166,153,029
Curtiss-Wright Corp.	1,120,772	100,062,524
Hexcel Corp.	2,249,242	101,710,723
Mercury Systems Inc.(a)(b)	1,496,086	117,682,125

		485,608,401

Air Freight & Logistics — 0.4%
XPO Logistics Inc.(a)(b)	2,453,917	189,565,088

Airlines — 0.2%
JetBlue Airways Corp.(a)(b)	7,269,365	79,236,079

Auto Components — 1.3%
Adient PLC(a)	2,371,157	38,934,398
Dana Inc.	3,914,930	47,722,997
Delphi Technologies PLC(a)	2,342,435	33,286,001
Gentex Corp.	6,589,168	169,802,859
Goodyear Tire & Rubber Co. (The)	6,262,188	56,015,272
Lear Corp.	1,468,612	160,108,080
Visteon Corp.(a)(b)	751,196	51,456,926

		557,326,533

Automobiles — 0.6%
Harley-Davidson Inc.(b)	4,126,464	98,086,049
Thor Industries Inc.	1,485,315	158,230,607

		256,316,656

Banks — 6.1%
Associated Banc-Corp.	4,135,163	56,569,030
BancorpSouth Bank	2,621,982	59,623,871
Bank of Hawaii Corp.	1,078,049	66,202,989
Bank OZK	3,261,306	76,542,852
Cathay General Bancorp	2,043,152	53,734,898
CIT Group Inc.	2,646,871	54,869,636
Commerce Bancshares Inc.(b)	2,701,079	160,633,168
Cullen/Frost Bankers Inc.	1,531,705	114,433,680
East West Bancorp. Inc.	3,811,548	138,130,499
First Financial Bankshares Inc.(b)	3,827,623	110,580,028
First Horizon National Corp.	8,400,126	83,665,255
FNB Corp.	8,728,407	65,463,052
Fulton Financial Corp.	4,353,641	45,843,840
Glacier Bancorp. Inc.	2,386,892	84,233,419
Hancock Whitney Corp.	2,335,193	49,506,092
Home BancShares Inc./AR	4,132,802	63,562,495
International Bancshares Corp.	1,502,803	48,119,752
PacWest Bancorp	3,141,328	61,915,575
Pinnacle Financial Partners Inc.(b)	1,918,503	80,557,941
Prosperity Bancshares Inc.	2,495,713	148,195,438
Signature Bank/New York NY	1,443,299	154,317,529
Sterling Bancorp./DE	5,244,237	61,462,458
Synovus Financial Corp.	3,963,230	81,365,112
TCF Financial Corp.	4,093,028	120,416,884
Texas Capital Bancshares Inc.(a)(b)	1,369,093	42,263,901
Trustmark Corp.	1,720,004	42,174,498
UMB Financial Corp.	1,139,865	58,760,041
Umpqua Holdings Corp.	5,931,377	63,109,851
United Bankshares Inc./WV	3,427,372	94,801,109
Valley National Bancorp	10,577,747	82,717,981
Webster Financial Corp.	2,426,347	69,417,788
Wintrust Financial Corp.	1,552,132	67,703,998

		2,560,894,660

Security	Shares	Value

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	259,818	$139,431,330

Biotechnology — 1.2%
Arrowhead Pharmaceuticals Inc.(a)(b)	2,742,093	118,430,997
Exelixis Inc.(a)(b)	8,257,336	196,029,156
Ligand Pharmaceuticals Inc.(a)(b)	433,162	48,449,170
United Therapeutics Corp.(a)(b)	1,185,543	143,450,703

		506,360,026

Building Products — 1.4%
Lennox International Inc.	936,519	218,199,562
Owens Corning	2,904,248	161,940,869
Trex Co. Inc.(a)(b)	1,557,647	202,603,145

		582,743,576

Capital Markets — 2.9%
Affiliated Managers Group Inc.(b)	1,273,019	94,916,297
Eaton Vance Corp., NVS	3,069,590	118,486,174
Evercore Inc., Class A	1,090,746	64,266,754
FactSet Research Systems Inc.(b)	1,019,018	334,716,842
Federated Hermes Inc.	2,590,058	61,384,375
Interactive Brokers Group Inc., Class A(b)	2,071,877	86,542,302
Janus Henderson Group PLC	4,136,170	87,521,357
Legg Mason Inc.	2,252,521	112,062,920
SEI Investments Co.(b)	3,343,741	183,838,880
Stifel Financial Corp.	1,845,402	87,527,417

		1,231,263,318

Chemicals — 2.6%
Ashland Global Holdings Inc.(b)	1,628,846	112,553,259
Cabot Corp.	1,525,316	56,512,958
Chemours Co. (The)	4,418,843	67,829,240
Ingevity Corp.(a)(b)	1,111,567	58,435,077
Minerals Technologies Inc.(b)	920,949	43,220,136
NewMarket Corp.	194,271	77,801,650
Olin Corp.	4,247,529	48,804,108
PolyOne Corp.	2,464,882	64,653,855
RPM International Inc.	3,484,961	261,581,173
Scotts Miracle-Gro Co. (The)(b)	1,060,597	142,618,478
Sensient Technologies Corp.	1,145,105	59,728,677
Valvoline Inc.	4,986,020	96,379,767

		1,090,118,378

Commercial Services & Supplies — 1.7%
Brink’s Co. (The)	1,361,496	61,961,683
Clean Harbors Inc.(a)(b)	1,379,174	82,722,856
Deluxe Corp.	1,128,546	26,565,973
Healthcare Services Group Inc.	2,013,443	49,248,816
Herman Miller Inc.	1,586,400	37,454,904
HNI Corp.	1,158,198	35,406,113
KAR Auction Services Inc.	3,476,982	47,843,272
MSA Safety Inc.	961,749	110,062,556
Stericycle Inc.(a)(b)	2,459,892	137,704,754
Tetra Tech Inc.(b)	1,455,503	115,159,397

		704,130,324

Communications Equipment — 1.3%
Ciena Corp.(a)(b)	4,135,780	223,993,845
InterDigital Inc.	827,500	46,861,325
Lumentum Holdings Inc.(a)(b)	2,017,187	164,259,537
NetScout Systems Inc.(a)(b)	1,715,665	43,852,397
ViaSat Inc.(a)(b)	1,571,942	60,315,415

		539,282,519

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 1.1%
AECOM(a)(b)	4,307,659	$161,881,825
Dycom Industries Inc.(a)(b)	859,168	35,131,379
Emcor Group Inc.(b)	1,478,084	97,760,476
Fluor Corp.	3,772,510	45,571,921
MasTec Inc.(a)(b)	1,567,815	70,347,859
Valmont Industries Inc.	575,471	65,385,015

		476,078,475

Construction Materials — 0.2%
Eagle Materials Inc.	1,123,959	78,924,401

Consumer Finance — 0.6%
FirstCash Inc.	1,115,091	75,246,340
LendingTree Inc.(a)(b)	207,911	60,196,472
Navient Corp.	4,635,097	32,584,732
SLM Corp.(b)	10,093,524	70,957,474

		238,985,018

Containers & Packaging — 1.1%
AptarGroup Inc.	1,727,165	193,407,937
Greif Inc., Class A, NVS	720,570	24,794,814
O-I Glass Inc.	4,215,154	37,852,083
Silgan Holdings Inc.(b)	2,088,999	67,662,677
Sonoco Products Co.	2,702,404	141,308,705

		465,026,216

Distributors — 0.7%
Pool Corp.(b)	1,074,597	292,150,686

Diversified Consumer Services — 1.2%
Adtalem Global Education Inc.(a)	1,393,912	43,420,359
Graham Holdings Co., Class B	115,433	39,555,426
Grand Canyon Education Inc.(a)(b)	1,274,453	115,376,230
Service Corp. International	4,793,596	186,422,948
Strategic Education Inc.	598,590	91,973,354
WW International Inc.(a)(b)	1,258,738	31,946,770

		508,695,087

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	6,085,664	94,632,075

Electric Utilities — 1.3%
Allete Inc.	1,395,206	76,192,200
Hawaiian Electric Industries Inc.	2,936,910	105,904,975
Idacorp Inc.	1,359,223	118,755,313
OGE Energy Corp.	5,386,223	163,525,730
PNM Resources Inc.	2,150,695	82,672,716

		547,050,934

Electrical Equipment — 1.7%
Acuity Brands Inc.(b)	1,066,668	102,122,794
EnerSys(b)	1,142,305	73,541,596
Generac Holdings Inc.(a)(b)	1,687,558	205,763,947
Hubbell Inc.	1,459,087	182,911,146
nVent Electric PLC	4,204,757	78,755,099
Regal Beloit Corp.	1,090,324	95,207,092

		738,301,674

Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics Inc.(a)(b)	2,118,874	145,545,455
Avnet Inc.	2,662,704	74,249,501
Belden Inc.(b)	1,040,650	33,873,157
Cognex Corp.(b)	4,619,993	275,905,982
Coherent Inc.(a)(b)	653,573	85,604,992
II-VI Inc.(a)(b)	2,360,295	111,453,130

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil Inc.(b)	3,690,580	$118,393,806
Littelfuse Inc.(b)	654,544	111,684,843
National Instruments Corp.	3,168,247	122,642,841
SYNNEX Corp.	1,108,121	132,719,652
Tech Data Corp.(a)(b)	960,274	139,143,703
Trimble Inc.(a)(b)	6,720,408	290,254,422
Vishay Intertechnology Inc.	3,570,004	54,513,961

		1,695,985,445

Energy Equipment & Services — 0.2%
ChampionX Corp.(a)(b)	5,005,698	48,855,612
Transocean Ltd.(a)(b)	15,621,920	28,588,114

		77,443,726

Entertainment — 0.2%
Cinemark Holdings Inc.	2,881,705	33,283,693
World Wrestling Entertainment Inc., Class A(b)	1,249,458	54,288,950

		87,572,643

Equity Real Estate Investment Trusts (REITs) — 9.6%
American Campus Communities Inc.	3,706,549	129,580,953
Brixmor Property Group Inc.	7,997,634	102,529,668
Camden Property Trust	2,615,744	238,608,168
CoreCivic Inc.	3,249,211	30,412,615
CoreSite Realty Corp.	1,084,612	131,303,129
Corporate Office Properties Trust	3,006,262	76,178,679
Cousins Properties Inc.	3,996,968	119,229,555
CyrusOne Inc.	3,100,801	225,583,273
Douglas Emmett Inc.	4,440,565	136,147,723
EastGroup Properties Inc.	1,052,108	124,790,530
EPR Properties	2,084,876	69,071,942
First Industrial Realty Trust Inc.	3,422,968	131,578,890
GEO Group Inc. (The)	3,297,512	39,009,567
Healthcare Realty Trust Inc.	3,630,797	106,346,044
Highwoods Properties Inc.	2,798,921	104,483,721
Hudson Pacific Properties Inc.	4,130,380	103,920,361
JBG SMITH Properties	3,172,767	93,818,720
Kilroy Realty Corp.	2,848,675	167,217,222
Lamar Advertising Co., Class A(b)	2,323,257	155,100,637
Life Storage Inc.	1,263,726	119,990,784
Macerich Co. (The)(b)	3,171,138	28,445,108
Mack-Cali Realty Corp.	2,458,095	37,584,273
Medical Properties Trust Inc.	14,216,212	267,264,786
National Retail Properties Inc.	4,627,245	164,174,653
Omega Healthcare Investors Inc.	6,105,534	181,517,526
Park Hotels & Resorts Inc.	6,339,498	62,697,635
Pebblebrook Hotel Trust(b)	3,544,700	48,420,602
Physicians Realty Trust	5,450,519	95,493,093
PotlatchDeltic Corp.	1,803,480	68,586,344
PS Business Parks Inc.(b)	539,766	71,465,018
Rayonier Inc.	3,736,890	92,637,503
Sabra Health Care REIT Inc.	5,537,403	79,904,725
Service Properties Trust	4,437,592	31,462,527
Spirit Realty Capital Inc.	2,769,923	96,559,516
STORE Capital Corp.	5,987,070	142,552,137
Taubman Centers Inc.	1,661,555	62,740,317
Urban Edge Properties	2,978,974	35,360,421
Weingarten Realty Investors	3,249,025	61,504,043

		4,033,272,408

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,319,431	123,715,193
Casey’s General Stores Inc.(b)	990,056	148,033,173

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Grocery Outlet Holding Corp.(a)(b)	1,711,811	$69,841,889
Sprouts Farmers Market Inc.(a)(b)	3,173,418	81,207,767

		422,798,022

Food Products — 2.0%
Darling Ingredients Inc.(a)(b)	4,420,107	108,823,034
Flowers Foods Inc.	5,186,793	115,976,692
Hain Celestial Group Inc. (The)(a)(b)	2,116,904	66,703,645
Ingredion Inc.	1,802,126	149,576,458
Lancaster Colony Corp.(b)	533,992	82,763,420
Pilgrim’s Pride Corp.(a)(b)	1,391,852	23,508,380
Post Holdings Inc.(a)	1,725,965	151,229,053
Sanderson Farms Inc.(b)	532,620	61,725,332
Tootsie Roll Industries Inc.(b)	458,960	15,728,559
TreeHouse Foods Inc.(a)(b)	1,518,547	66,512,359

		842,546,932

Gas Utilities — 1.6%
National Fuel Gas Co.	2,431,483	101,952,082
New Jersey Resources Corp.	2,578,846	84,199,322
ONE Gas Inc.	1,424,327	109,744,395
Southwest Gas Holdings Inc.	1,485,236	102,555,546
Spire Inc.	1,378,664	90,592,012
UGI Corp.	5,608,134	178,338,661

		667,382,018

Health Care Equipment & Supplies — 3.6%
Avanos Medical Inc.(a)(b)	1,290,537	37,928,883
Cantel Medical Corp.	1,006,868	44,533,772
Globus Medical Inc., Class A(a)(b)	2,036,004	97,137,751
Haemonetics Corp.(a)	1,356,690	121,505,156
Hill-Rom Holdings Inc.(b)	1,791,435	196,663,734
ICU Medical Inc.(a)(b)	521,311	96,082,831
Integra LifeSciences Holdings Corp.(a)(b)	1,894,893	89,041,022
LivaNova PLC(a)(b)	1,307,426	62,926,413
Masimo Corp.(a)(b)	1,339,581	305,411,072
NuVasive Inc.(a)(b)	1,379,002	76,755,251
Penumbra Inc.(a)(b)	889,654	159,087,928
Quidel Corp.(a)(b)	1,028,190	230,047,231

		1,517,121,044

Health Care Providers & Services — 3.0%
Acadia Healthcare Co. Inc.(a)(b)	2,394,671	60,154,135
Amedisys Inc.(a)(b)	871,939	173,114,769
Chemed Corp.	427,430	192,800,850
Encompass Health Corp.	2,676,991	165,786,053
HealthEquity Inc.(a)(b)	1,923,892	112,874,744
LHC Group Inc.(a)(b)	799,855	139,430,724
MEDNAX Inc.(a)(b)	2,306,232	39,436,567
Molina Healthcare Inc.(a)	1,596,670	284,175,326
Patterson Companies Inc.	2,332,210	51,308,620
Tenet Healthcare Corp.(a)(b)	2,817,701	51,028,565

		1,270,110,353

Hotels, Restaurants & Leisure — 3.4%
Boyd Gaming Corp.	2,156,122	45,062,950
Caesars Entertainment Corp.(a)(b)	15,092,437	183,071,261
Choice Hotels International Inc.(b)	853,148	67,313,377
Churchill Downs Inc.(b)	944,410	125,748,191
Cracker Barrel Old Country Store Inc.	637,580	70,713,998
Dunkin’ Brands Group Inc.	2,209,495	144,125,359
Eldorado Resorts Inc.(a)(b)	2,253,014	90,255,741
Jack in the Box Inc.	610,060	45,199,345
Marriott Vacations Worldwide Corp.	983,143	80,824,186

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Papa John’s International Inc.	599,437	$47,601,292
Penn National Gaming Inc.(a)(b)	3,475,661	106,146,687
Scientific Games Corp./DE, Class A(a)(b)	1,483,424	22,933,735
Six Flags Entertainment Corp.	2,125,265	40,826,341
Texas Roadhouse Inc.	1,758,721	92,455,963
Wendy’s Co. (The)(b)	4,793,884	104,410,793
Wyndham Destinations Inc.	2,290,870	64,556,717
Wyndham Hotels & Resorts Inc.(b)	2,508,047	106,892,963

		1,438,138,899

Household Durables — 1.4%
Helen of Troy Ltd.(a)(b)	679,279	128,084,848
KB Home(b)	2,341,350	71,832,618
Taylor Morrison Home Corp.(a)(b)	3,487,336	67,270,711
Tempur Sealy International Inc.(a)	1,164,941	83,817,505
Toll Brothers Inc.	3,114,310	101,495,363
TopBuild Corp.(a)	898,046	102,170,693
TRI Pointe Group Inc.(a)(b)	3,514,321	51,625,376

		606,297,114

Household Products — 0.2%
Energizer Holdings Inc.	1,713,127	81,356,401

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.(b)	1,477,641	176,829,299

Insurance — 4.6%
Alleghany Corp.	385,294	188,462,707
American Financial Group Inc./OH	2,010,352	127,576,938
Brighthouse Financial Inc.(a)	2,525,282	70,253,345
Brown & Brown Inc.(b)	6,329,577	257,993,559
CNO Financial Group Inc.	3,874,033	60,318,694
First American Financial Corp.	2,998,157	143,971,499
Genworth Financial Inc., Class A(a)(b)	13,543,586	31,285,684
Hanover Insurance Group Inc. (The)	1,023,862	103,747,937
Kemper Corp.	1,650,452	119,690,779
Mercury General Corp.	730,540	29,769,505
Old Republic International Corp.	7,697,791	125,550,971
Primerica Inc.(b)	1,098,588	128,095,361
Reinsurance Group of America Inc.	1,824,975	143,151,039
RenaissanceRe Holdings Ltd.(b)	1,339,540	229,101,526
RLI Corp.(b)	1,077,083	88,428,514
Selective Insurance Group Inc.	1,606,661	84,735,301

		1,932,133,359

Interactive Media & Services — 0.2%
TripAdvisor Inc.	2,711,199	51,539,893
Yelp Inc.(a)(b)	1,760,336	40,716,572

		92,256,465

Internet & Direct Marketing Retail — 1.2%
Etsy Inc.(a)(b)	3,193,252	339,219,160
Grubhub Inc.(a)(b)	2,474,369	173,948,141

		513,167,301

IT Services — 2.2%
Alliance Data Systems Corp.	1,143,172	51,579,921
CACI International Inc., Class A(a)(b)	675,602	146,524,562
KBR Inc.	3,828,973	86,343,341
LiveRamp Holdings Inc.(a)(b)	1,761,581	74,814,345
Maximus Inc.	1,649,839	116,231,157
Perspecta Inc.(b)	3,672,904	85,321,560
Sabre Corp.	7,413,878	59,755,857
Science Applications International Corp.(b)	1,330,988	103,391,148

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
WEX Inc.(a)(b)	1,170,801	$193,193,873

		917,155,764

Leisure Products — 0.9%
Brunswick Corp./DE(b)	2,131,582	136,442,564
Mattel Inc.(a)(b)	9,354,896	90,461,844
Polaris Inc.	1,550,742	143,521,172

		370,425,580

Life Sciences Tools & Services — 2.2%
Bio-Techne Corp.	1,028,496	271,594,939
Charles River Laboratories International Inc.(a)(b)	1,332,047	232,242,394
PRA Health Sciences Inc.(a)(b)	1,712,064	166,566,707
Repligen Corp.(a)(b)	1,267,805	156,713,376
Syneos Health Inc.(a)(b)	1,684,448	98,119,096

		925,236,512

Machinery — 4.6%
AGCO Corp.(b)	1,676,322	92,968,818
Colfax Corp.(a)(b)	2,260,641	63,071,884
Crane Co.	1,328,607	78,998,972
Donaldson Co. Inc.	3,396,622	158,010,855
Graco Inc.	4,482,736	215,126,501
ITT Inc.(b)	2,324,585	136,546,123
Kennametal Inc.	2,240,756	64,332,105
Lincoln Electric Holdings Inc.	1,599,602	134,750,472
Middleby Corp. (The)(a)(b)	1,495,259	118,035,745
Nordson Corp.(b)	1,381,379	262,061,410
Oshkosh Corp.	1,831,680	131,184,922
Terex Corp.	1,715,599	32,201,793
Timken Co. (The)	1,820,997	82,837,154
Toro Co. (The)(b)	2,885,879	191,449,213
Trinity Industries Inc.	2,536,616	54,004,555
Woodward Inc.(b)	1,525,282	118,285,619

		1,933,866,141

Marine — 0.2%
Kirby Corp.(a)(b)	1,618,047	86,662,597

Media — 1.3%
AMC Networks Inc., Class A(a)(b)	1,096,659	25,650,854
Cable One Inc.(b)	141,605	251,327,634
John Wiley & Sons Inc., Class A	1,179,051	45,982,989
New York Times Co. (The), Class A(b)	3,882,857	163,196,480
TEGNA Inc.	5,892,873	65,646,605

		551,804,562

Metals & Mining — 1.9%
Allegheny Technologies Inc.(a)(b)	3,426,567	34,916,718
Carpenter Technology Corp.	1,289,350	31,305,418
Commercial Metals Co.	3,203,766	65,356,826
Compass Minerals International Inc.	914,964	44,604,495
Reliance Steel & Aluminum Co.	1,712,489	162,566,581
Royal Gold Inc.	1,765,546	219,492,679
Steel Dynamics Inc.	5,659,740	147,662,616
U.S. Steel Corp.(b)	5,925,227	42,780,139
Worthington Industries Inc.	986,496	36,796,301

		785,481,773

Multi-Utilities — 0.7%
Black Hills Corp.	1,691,000	95,812,060
MDU Resources Group Inc.	5,395,721	119,677,092
NorthWestern Corp.	1,362,057	74,259,347

		289,748,499

Security	Shares	Value

Multiline Retail — 0.5%
Nordstrom Inc.(b)	2,914,381	$45,143,762
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,522,970	148,718,020

		193,861,782

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	7,564,921	38,581,097
Cimarex Energy Co.	2,752,280	75,660,177
CNX Resources Corp.(a)(b)	5,051,238	43,693,209
EQT Corp.	6,886,585	81,950,362
Equitrans Midstream Corp.	10,950,822	91,001,331
Murphy Oil Corp.	3,940,096	54,373,325
PBF Energy Inc., Class A	2,774,626	28,412,170
World Fuel Services Corp.(b)	1,709,382	44,033,680
WPX Energy Inc.(a)(b)	11,009,737	70,242,122

		527,947,473

Paper & Forest Products — 0.3%
Domtar Corp.	1,491,371	31,482,842
Louisiana-Pacific Corp.	3,025,169	77,595,585

		109,078,427

Personal Products — 0.2%
Edgewell Personal Care Co.(a)(b)	1,467,223	45,718,669
Nu Skin Enterprises Inc., Class A	1,400,257	53,531,825

		99,250,494

Pharmaceuticals — 1.1%
Catalent Inc.(a)(b)	4,376,906	320,827,210
Nektar Therapeutics(a)(b)	4,795,946	111,074,109
Prestige Consumer Healthcare Inc.(a)(b)	1,354,914	50,890,570

		482,791,889

Professional Services — 1.2%
ASGN Inc.(a)(b)	1,417,063	94,489,761
CoreLogic Inc.	2,137,152	143,659,357
FTI Consulting Inc.(a)(b)	998,260	114,350,683
Insperity Inc.	980,538	63,470,225
ManpowerGroup Inc.	1,563,960	107,522,250

		523,492,276

Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.(b)	1,390,677	143,879,442

Road & Rail — 1.0%
Avis Budget Group Inc.(a)(b)	1,441,173	32,988,450
Knight-Swift Transportation Holdings Inc.(b)	3,295,147	137,440,581
Landstar System Inc.(b)	1,032,496	115,959,626
Ryder System Inc.	1,445,938	54,237,135
Werner Enterprises Inc.	1,550,451	67,491,132

		408,116,924

Semiconductors & Semiconductor Equipment — 4.8%
Cabot Microelectronics Corp.(b)	783,024	109,263,169
Cirrus Logic Inc.(a)(b)	1,572,965	97,177,778
Cree Inc.(a)(b)	2,912,667	172,400,760
Enphase Energy Inc.(a)(b)	2,190,017	104,179,109
First Solar Inc.(a)(b)	2,054,787	101,711,956
MKS Instruments Inc.(b)	1,476,491	167,197,841
Monolithic Power Systems Inc.(b)	1,119,761	265,383,357
Semtech Corp.(a)(b)	1,755,819	91,688,868
Silicon Laboratories Inc.(a)(b)	1,175,537	117,871,095
SolarEdge Technologies Inc.(a)(b)	1,335,496	185,340,135
Synaptics Inc.(a)(b)	918,081	55,195,030
Teradyne Inc.(b)	4,460,301	376,940,037

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.(b)	1,140,803	$170,686,945

		2,015,036,080

Software — 4.1%
ACI Worldwide Inc.(a)(b)	3,120,742	84,228,827
Blackbaud Inc.	1,337,609	76,350,722
CDK Global Inc.	3,273,199	135,575,903
Ceridian HCM Holding Inc.(a)(b)	2,731,497	216,525,767
CommVault Systems Inc.(a)(b)	1,146,597	44,373,304
Fair Isaac Corp.(a)(b)	780,384	326,231,727
j2 Global Inc.	1,219,717	77,098,312
LogMeIn Inc.	1,313,922	111,381,168
Manhattan Associates Inc.(a)(b)	1,710,512	161,130,230
Paylocity Holding Corp.(a)(b)	967,882	141,204,305
PTC Inc.(a)(b)	2,801,881	217,958,323
Qualys Inc.(a)(b)	901,369	93,760,403
Teradata Corp.(a)(b)	2,926,520	60,871,616

		1,746,690,607

Specialty Retail — 2.2%
Aaron’s Inc.(b)	1,818,094	82,541,468
American Eagle Outfitters Inc.(b)	4,198,003	45,758,233
AutoNation Inc.(a)(b)	1,548,917	58,208,301
Dick’s Sporting Goods Inc.	1,753,247	72,338,971
Five Below Inc.(a)(b)	1,499,712	160,334,210
Foot Locker Inc.	2,803,623	81,753,647
Murphy USA Inc.(a)(b)	739,274	83,234,860
RH(a)(b)	446,948	111,245,357
Sally Beauty Holdings Inc.(a)(b)	3,037,198	38,056,091
Urban Outfitters Inc.(a)(b)	1,894,416	28,833,011
Williams-Sonoma Inc.	2,093,938	171,723,855

		934,028,004

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.(a)(b)	3,448,425	59,726,721

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s Inc.(b)	1,173,513	94,702,499
Columbia Sportswear Co.(b)	766,785	61,787,535
Deckers Outdoor Corp.(a)	753,401	147,960,423
Skechers U.S.A. Inc., Class A(a)(b)	3,668,476	115,116,777

		419,567,234

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	2,016,105	73,124,128

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp. Inc.	12,507,207	$127,573,512
Washington Federal Inc.	2,042,604	54,823,491

		255,521,131

Trading Companies & Distributors — 0.9%
Gatx Corp.(b)	943,069	57,508,347
MSC Industrial Direct Co. Inc., Class A	1,224,300	89,141,283
Univar Solutions Inc.(a)(b)	3,726,007	62,820,478
Watsco Inc.	881,484	156,639,707

		366,109,815

Water Utilities — 0.6%
Essential Utilities Inc.(b)	6,001,292	253,494,574

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	2,627,188	52,228,497

Total Common Stocks — 100.2% (Cost: $43,383,458,966)		42,267,735,681

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	2,884,104,791	2,887,854,127
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	39,630,000	39,630,000

		2,927,484,127

Total Short-Term Investments — 6.9% (Cost: $2,923,547,789)		2,927,484,127

Total Investments in Securities — 107.1% (Cost: $46,307,006,755)		45,195,219,808

Other Assets, Less Liabilities — (7.1)%		(2,992,069,587)

Net Assets — 100.0%		$42,203,150,221

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,952,333,179	(68,228,388)	2,884,104,791	$2,887,854,127	$5,752,157	(b)	$(83,022)	$4,273,002
BlackRock Cash Funds: Treasury, SL Agency Shares	93,289,000	(53,659,000)	39,630,000	39,630,000	25,221		—	—

				$2,927,484,127	$5,777,378		$(83,022)	$4,273,002

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Core S&P Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	383	09/18/20	$68,140	$313,882

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,267,735,681	$—	$—	$42,267,735,681
Money Market Funds	2,927,484,127	—	—	2,927,484,127

	$45,195,219,808	$—	$—	$45,195,219,808

Derivative financial instruments(a)
Assets
Futures Contracts	$313,882	$—	$—	$313,882

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6